EMPLOYEE BENEFIT PLANS (Change in Projected Benefit Obligation and Plan Assets and Reconciliation of Funded Status) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pension Plan, Defined Benefit [Member]
Change in Projected Benefit Obligation
Benefit Obligation at Beginning of Year	$ 407	$ 330	$ 330		$ 357
Actuarial (Gain) Loss			67		(35)
Interest Cost	4	4	16		14		15
Service Cost	3	2	10		11		9
Benefits Paid			(16)		(17)
Projected Benefit Obligation at End of Year			407		330		357
Change in Plan Assets
Fair Value Beginning Balance	335	307	307		275
Actual Return on Plan Assets			35		27
Benefits Paid			(16)		(17)
Employer Contributions			9	[1]	22	[1]
Fair Value Ending Balance			335		307		275
Funded Status at End of Year			(72)		(23)
Other Retiree Benefits [Member]
Change in Projected Benefit Obligation
Benefit Obligation at Beginning of Year	81	74	74		77
Actuarial (Gain) Loss			5		(5)
Interest Cost	1	0	3		3		3
Service Cost	1	1	4		3		3
Benefits Paid			(5)		(4)
Projected Benefit Obligation at End of Year			81		74		77
Change in Plan Assets
Fair Value Beginning Balance	12	10	10		7
Actual Return on Plan Assets			1		1
Benefits Paid			(5)		(4)
Employer Contributions			6	[1]	6	[1]
Fair Value Ending Balance			12		10		7
Funded Status at End of Year			$ (69)		$ (64)

[1]	In 2015, TEP expects to contribute $23 million to the pension plans.